Provisions (Details 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Carrying amount	$ 314,919	$ 266,319	$ 264,151
Legal Proceedings Provision Tax [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	(1,372)	(1,200)
Provisions	11,284	9,359
Carrying amount	9,912	8,159
Legal Proceedings Provision Labor [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	(1,810)	(3,399)
Provisions	24,104	23,919
Carrying amount	22,294	20,520
Legal Proceedings Provision Civil [Member]
IfrsStatementLineItems [Line Items]
Provisions	760	244
Carrying amount	760	244
Legal Proceedings Provision Environmental [Member]
IfrsStatementLineItems [Line Items]
Provisions	23,821	14,974
Carrying amount	23,821	14,974
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Judicial deposits	(3,182)	(4,599)
Provisions	59,969	48,496
Carrying amount	$ 56,787	$ 43,897